Other Operating (Income) Expenses, Net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Loss on disposal of subsidiaries		$ 1,544,922	$ 7,411,454
Government subsidy income	(19,937,901)	(14,706,120)	(11,122,063)
Loss on disposal of equipment	1,910,363	248,785
Impairment of other long lived assets			14,714,157
Penalty for termination of contract			1,872,155
Other income	(2,194,020)	(1,771,691)	(5,199,764)
Other expenses	4,083,863	540,159	5,435,104
Total	$ (16,137,695)	$ (14,143,945)	$ 13,111,043